Unit-based compensation - Schedule of Class B Units Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Class BUnits Activity Abstract
Number of Units beginning	17,957	17,594
Weighted Average Exercise Price Outstanding	$ 1,000	$ 1,000
Weighted Average Remaining Term Outstanding(In Years)	2 years 8 months 4 days	3 years 7 months 9 days
Number of Units Granted	0	681
Weighted Average Exercise Price Granted	$ 0	$ 1,000
Number of Units Repurchased	(239)	(318)
Weighted Average Exercise Price Repurchased	$ 1,000	$ 1,000
Number of Units Forfeited	(756)
Weighted Average Exercise Price Forfeited	$ 1,000
Number of Units ending	16,962	17,957
Weighted Average Exercise Price Outstanding	$ 1,000	$ 1,000
Weighted Average Remaining Term Outstanding(In Years)	1 year 9 months	2 years 8 months 4 days
Number of Units Exercisable	3,362
Weighted Average Exercise Price Exercisable	$ 1,000
Weighted Average Remaining Term Outstanding(In Years) Exercisable	1 year 6 months 25 days